Computer hardware prepayments - Narrative (Details) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2024	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	May 31, 2025 USD ($)	Mar. 31, 2025 USD ($)
Property, plant and equipment [line items]
Computer hardware prepayments		$ 239,841	$ 68
Impairment of assets		0	105,172	$ 167
Mining Hardware
Property, plant and equipment [line items]
Impairment of assets			12,961
Mining Hardware | IE CA 3 Holdings Ltd.
Property, plant and equipment [line items]
Impairment of assets			2,381
Mining Hardware | Miner Purchase Option With Bitmain S 21 Pro
Property, plant and equipment [line items]
Impairment of assets			$ 11,301
Hashrate operating capacity of Bitmain miners	30		10
Mining Hardware | IE CA 3 Holdings Ltd.
Property, plant and equipment [line items]
Impairment of assets			$ 1,660
Bitcoin Mining Hardware
Property, plant and equipment [line items]
Computer hardware prepayments		203,783
Bitcoin Mining Hardware | Forecast
Property, plant and equipment [line items]
Expected option deposits expire					$ 13,290	$ 22,768
Bitcoin Mining Hardware, Nonrefundable
Property, plant and equipment [line items]
Computer hardware prepayments		$ 36,058
Non-refundable deposit percentage		10.00%